Goodwill by Segment and Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning Balance	$ 8,853
Currency translation adjustment	(106)
Ending Balance	8,747
Premises
Goodwill [Line Items]
Beginning Balance		7,783
Ending Balance	7,783	7,783
Identity
Goodwill [Line Items]
Beginning Balance	1,070
Currency translation adjustment	(106)
Ending Balance	$ 964